Common Stock and Additional Paid-in Capital - Non-Vested Shares (Table) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Number of non-vested shares
Balance	612,798	239,867
Granted	186,702	656,650
Forfeited	(63,950)	(78,576)
Vested	(330,252)	(205,143)
Balance	405,298	612,798
Weighted average grant date fair value per non vested shares
Balance	$ 13.49	$ 17.15
Granted	6.95	13.76
Forfeited	12.29	16.93
Vested	13.33	17.31
Balance	$ 10.8	$ 13.49
Number of vested shares
Balance	309,452	162,633
Granted and vested	52,802	111,585
Non vested shares granted in prior years and vested 2014 and 2015 respectively	277,450	93,558
Granted and vested shares in prior years, but cancelled during 2014 and 2015 respectively	(29,817)	(58,324)
Balance	609,887	309,452
Weighted average grant date fair value per vested shares
Balance	$ 17.22	$ 16.9
Granted and vested	6.89	17.39
Non vested shares granted in prior years and vested 2014 and 2015 respectively	14.56	17.2
Granted and vested shares in prior years,but cancelled during 2014 and 2015 respectively	16.59	16.63
Balance	$ 15.15	$ 17.22